UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

Item 1. Reports to Stockholders.

Carbon Collective Climate Solutions U.S. Equity ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2025 Carbon Collective Climate Solutions U.S. Equity ETF Ticker: CCSO (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Carbon Collective Climate Solutions U.S. Equity ETF (the "Fund") for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.carboncollectivefunds.com/ccso/. You can also request this information by contacting us at (833) 794-0140 or by writing to the Carbon Collective Climate Solutions U.S. Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Carbon Collective Climate Solutions U.S. Equity ETF	$18	0.35%

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$31,098
Number of Holdings	125
Portfolio Turnover	22%

Sector Breakdown - Investments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Waste Management, Inc.	5.4
Republic Services, Inc.	5.3
Tesla, Inc.	5.1
GE Vernova, Inc.	5.1
Waste Connections, Inc.	4.9
Southern Copper Corp.	4.9
Johnson Controls International PLC	4.9
Quanta Services, Inc.	4.8
Carrier Global Corp.	4.7
Nucor Corp.	3.1

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.carboncollectivefunds.com/ccso/.

Carbon Collective Short Duration Green Bond ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2025 Carbon Collective Short Duration Green Bond ETF Ticker: CCSB (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Carbon Collective Short Duration Green Bond ETF (the "Fund") for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.carboncollectivefunds.com/ccsb/. You can also request this information by contacting us at (833) 794-0140 or by writing to the Carbon Collective Short Duration Green Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Carbon Collective Short Duration Green Bond ETF	$26	0.50%

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$15,701
Number of Holdings	30
Portfolio Turnover	67%

Sector Breakdown - Investments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
AES Corp., 1.38%, 01/15/2026	6.2
Public Service Co. of Oklahoma, 2.20%, 08/15/2031	4.0
Goldman Sachs Group, Inc., 0.86% (SOFR + 0.61%), 02/12/2026	4.0
Avagrind, Inc., 3.20%, 04/15/2025	4.0
JPMorgan Chase & Co., 6.07% (SOFR + 1.33%), 10/22/2027	3.9
State Street Corp., 5.75% (SOFR + 1.35%), 11/04/2026	3.2
Santander Holdings USA, Inc., 5.81% (SOFR + 2.33%), 09/09/2026	3.2
Ambipar Lux Sarl, 9.88%, 02/06/2031	3.2
NextEra Energy Capital Holdings, Inc., 5.20% (SOFR + 0.80%), 02/04/2028	3.2
Sonoco Products Co., 1.80%, 02/01/2025	3.2

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.carboncollectivefunds.com/ccsb/.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

January 31, 2025 (Unaudited)

Tidal Trust II

●	Carbon Collective Climate Solutions U.S. Equity ETF	CCSO	The NASDAQ Stock Market, LLC

●	Carbon Collective Short Duration Green Bond ETF	CCSB	The NASDAQ Stock Market, LLC

Carbon Collective ETFs

Schedule of Investments	Carbon Collective Climate Solutions U.S. Equity ETF

January 31, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Aerospace & Defense - 1.2%
Archer Aviation, Inc. - Class A (a)	13,935	$131,686
Eve Holding, Inc. (a)	9,821	50,382
Joby Aviation, Inc. (a)	23,652	195,365
		377,433

Auto Manufacturers - 14.2%
Hyliion Holdings Corp. (a)	5,646	13,268
Li Auto, Inc. - ADR (a)	34,216	801,339
Lotus Technology, Inc. - ADR (a)	22,022	61,441
Lucid Group, Inc. (a)	100,334	276,922
NIO, Inc. - ADR (a)	69,786	301,476
Polestar Automotive Holding UK PLC - ADR (a)	69,862	71,259
Rivian Automotive, Inc. - Class A (a)	34,203	429,590
Tesla, Inc. (a)	3,955	1,600,193
Vinfast Auto Ltd. (a)	77,389	301,817
XPeng, Inc. - ADR (a)	23,087	351,384
ZEEKR Intelligent Technology Holding Ltd. - ADR (a)	7,846	205,094
		4,413,783

Auto Parts & Equipment - 0.4%
Ads-Tec Energy PLC (a)	1,647	26,649
QuantumScape Corp. (a)	16,866	87,197
		113,846

Building Materials - 15.0%
AAON, Inc.	2,658	309,338
Apogee Enterprises, Inc.	852	43,469
Carrier Global Corp.	22,558	1,474,842
Johnson Controls International PLC	19,414	1,514,292
Lennox International, Inc.	1,138	674,174
LSI Industries, Inc.	995	20,965
Owens Corning	2,799	516,555
Tecnoglass, Inc.	1,571	119,396
		4,673,031

Chemicals - 0.8%
Arcadium Lithium PLC (a)	34,341	197,117
Daqo New Energy Corp. - ADR (a)	2,034	36,429
Stardust Power, Inc. (a)	1,598	1,598
		235,144

Commercial Services - 4.8%
Quanta Services, Inc.	4,829	1,485,449
Willdan Group, Inc. (a)	475	16,789
		1,502,238

Distribution & Wholesale - 1.0%
Hudson Technologies, Inc. (a)	1,464	8,491
LKQ Corp.	8,412	314,525
		323,016

Electric - 3.1%
Altus Power, Inc. (a)	5,151	20,759
Ameresco, Inc. - Class A (a)	1,688	38,199
Brookfield Renewable Corp.	5,709	152,373

The accompanying notes are an integral part of these financial statements.	1

Schedule of Investments	Carbon Collective Climate Solutions U.S. Equity ETF

January 31, 2025 (Unaudited)

Clearway Energy, Inc. - Class A	6,764	165,921
Enlight Renewable Energy Ltd. (a)	13,878	220,383
FTC Solar, Inc. (a)	1	4
Oklo, Inc. (a)	4,128	171,766
Ormat Technologies, Inc.	1,941	124,515
ReNew Energy Global PLC - Class A (a)	11,793	76,419
		970,339

Electrical Components & Equipment - 1.2%
Acuity Brands, Inc.	1,009	335,381
ChargePoint Holdings, Inc. (a)	13,977	13,449
Novonix Ltd. - ADR (a)	6,456	9,458
		358,288

Electronics - 4.2%
Badger Meter, Inc.	963	205,995
Hubbell, Inc.	1,745	738,153
Itron, Inc. (a)	1,453	155,994
NEXTracker, Inc. - Class A (a)	4,197	211,613
		1,311,755

Energy-Alternate Sources - 4.2%
Array Technologies, Inc. (a)	4,590	33,645
Ballard Power Systems, Inc. (a)	9,413	12,802
Canadian Solar, Inc. (a)	1,956	20,166
Energy Vault Holdings, Inc. (a)	4,882	8,495
Enphase Energy, Inc. (a)	4,134	257,465
Eos Energy Enterprises, Inc. (a)	6,864	39,399
First Solar, Inc. (a)	3,311	554,659
Fluence Energy, Inc. (a)	5,674	73,819
FutureFuel Corp.	1,439	7,857
Gevo, Inc. (a)	8,706	15,322
JinkoSolar Holding Co. Ltd. - ADR	1,757	36,493
Montauk Renewables, Inc. (a)	4,697	19,633
OPAL Fuels, Inc. - Class A (a)	5,465	16,668
Plug Power, Inc. (a)	30,264	56,291
Shoals Technologies Group, Inc. - Class A (a)	5,097	24,364
SolarEdge Technologies, Inc. (a)	1,651	21,628
Sunnova Energy International, Inc. (a)	3,800	9,766
Sunrun, Inc. (a)	6,901	62,454
XPLR Infrastructure LP	2,994	31,557
		1,302,483

Engineering & Construction - 1.3%
MYR Group, Inc. (a)	536	75,882
TopBuild Corp. (a)	965	330,686
		406,568

Environmental Control - 18.5%
Enviri Corp. (a)	2,558	24,506
GFL Environmental, Inc.	18,425	794,670
LanzaTech Global, Inc. (a)	6,700	6,311
PureCycle Technologies, Inc. (a)	5,713	53,188
Republic Services, Inc.	7,650	1,659,055
Waste Connections, Inc.	8,308	1,526,761
Waste Management, Inc.	7,669	1,689,174
		5,753,665

The accompanying notes are an integral part of these financial statements.	2

Schedule of Investments	Carbon Collective Climate Solutions U.S. Equity ETF

January 31, 2025 (Unaudited)

Food - 0.2%
Beyond Meat, Inc. (a)	2,177	8,621
Hain Celestial Group, Inc. (a)	3,039	15,377
Oatly Group AB - ADR (a)	19,819	12,213
SunOpta, Inc. (a)	3,991	29,254
		65,465
Home Builders - 0.6%
Installed Building Products, Inc.	911	181,143

Household Products & Wares - 0.1%
Quanex Building Products Corp.	1,531	32,151

Internet - 0.1%
Liquidity Services, Inc. (a)	962	33,333

Iron & Steel - 5.7%
Commercial Metals Co.	3,789	183,729
Nucor Corp.	7,490	961,941
Radius Recycling, Inc.	908	10,905
Steel Dynamics, Inc.	4,873	624,718
		1,781,293
Leisure Time - 0.1%
Livewire Group, Inc. (a)	6,533	20,579
Volcon, Inc. (a)	1	3
		20,582

Machinery-Construction & Mining - 5.9%
GE Vernova, Inc.	4,233	1,578,401
NANO Nuclear Energy, Inc. (a)	1,237	47,773
NuScale Power Corp. (a)	9,050	215,752
		1,841,926

Machinery-Diversified - 0.8%
GrafTech International Ltd. (a)	8,532	12,798
Watts Water Technologies, Inc. - Class A	1,085	224,356
		237,154

Metal Fabricate & Hardware - 0.8%
Metallus, Inc. (a)	1,403	20,961
Valmont Industries, Inc.	648	214,980
		235,941

Mining - 10.1%
Cameco Corp.	14,695	726,521
Centrus Energy Corp. - Class A (a)	573	47,158
Critical Metals Corp. (a)	2,847	21,979
Denison Mines Corp. (a)	42,842	77,972
Encore Energy Corp. (a)	8,898	29,452
Energy Fuels, Inc. (a)	9,505	50,472
ERO Copper Corp. (a)	4,843	64,896
ioneer Ltd. - ADR (a)	2,903	12,947
IperionX Ltd. - ADR (a)	1,032	26,946
Lithium Americas Corp. (a)	5,158	15,474

The accompanying notes are an integral part of these financial statements.	3

Schedule of Investments	Carbon Collective Climate Solutions U.S. Equity ETF

January 31, 2025 (Unaudited)

Lithium Argentina AG (a)	5,794	15,064
MAC Copper Ltd. (a)	2,296	23,695
MP Materials Corp. (a)	5,223	114,697
NexGen Energy Ltd. (a)	27,100	177,776
Sigma Lithium Corp. (a)	5,166	55,535
Southern Copper Corp.	16,652	1,525,672
TMC the metals Co., Inc. (a)	10,853	17,690
Uranium Energy Corp. (a)	14,111	99,624
Uranium Royalty Corp. (a)	6,101	14,520
Ur-Energy, Inc. (a)	17,499	18,374
		3,136,464

Retail - 0.2%
ATRenew, Inc. - ADR (a)	7,139	18,918
Clean Energy Fuels Corp. (a)	7,148	23,660
EVgo, Inc. (a)	9,595	33,295
		75,873

Software - 4.9%
8x8, Inc. (a)	4,328	12,119
DocuSign, Inc. (a)	6,700	648,091
Zoom Communications, Inc. (a)	10,045	873,312
		1,533,522

Telecommunications - 0.1%
AudioCodes Ltd.	981	9,957
Preformed Line Products Co.	159	23,920
		33,877
TOTAL COMMON STOCKS (Cost $27,054,434)		30,950,313

REAL ESTATE INVESTMENT TRUSTS - 0.4%
Investment Companies - 0.4%
HA Sustainable Infrastructure Capital, Inc.	3,840	107,558
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $106,452)		107,558

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.32% (b)	38,985	38,985
TOTAL SHORT-TERM INVESTMENTS (Cost $38,985)		38,985

TOTAL INVESTMENTS - 100.0% (Cost $27,199,871)		31,096,856
Other Assets in Excess of Liabilities - 0.0% (c)		990
TOTAL NET ASSETS - 100.0%		$31,097,846

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

LP – Limited Partnership

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.	4

Schedule of Investments	Carbon Collective Short Duration Green Bond ETF

January 31, 2025 (Unaudited)

CORPORATE BONDS - 95.6%	Par	Value
Auto Manufacturers - 3.2%
Honda Motor Co. Ltd., 2.27%, 03/10/2025	$500,000	$498,921

Auto Parts & Equipment - 5.7%
Denso Corp., 4.42%, 09/11/2029 (a)	500,000	491,939
LG Energy Solution Ltd., 5.63%, 09/25/2026 (a)	400,000	403,054
		894,993

Banks - 39.1%(b)
BNP Paribas SA, 1.68% (SOFR + 0.91%), 06/30/2027 (a)	500,000	478,136
Cooperatieve Rabobank UA, 1.00% (1 yr. CMT Rate + 0.73%), 09/24/2026 (a)	500,000	487,712
Fifth Third Bancorp, 1.71% (SOFR + 0.69%), 11/01/2027	500,000	474,064
Goldman Sachs Group, Inc., 0.86% (SOFR + 0.61%), 02/12/2026	625,000	624,398
JPMorgan Chase & Co., 6.07% (SOFR + 1.33%), 10/22/2027	600,000	613,756
M&T Bank Corp., 4.83% to 01/16/2028 then SOFR + 0.93%, 01/16/2029	500,000	497,629
Mizuho Financial Group, Inc., 3.26% (1 yr. CMT Rate + 1.25%), 05/22/2030	500,000	465,400
Norinchukin Bank, 5.09%, 10/16/2029 (a)	500,000	498,269
PNC Financial Services Group, Inc., 4.76% (SOFR + 1.09%), 01/26/2027	500,000	499,797
Santander Holdings USA, Inc., 5.81% (SOFR + 2.33%), 09/09/2026	500,000	502,861
State Street Corp., 5.75% (SOFR + 1.35%), 11/04/2026	500,000	504,067
Wells Fargo & Co., 4.54% (SOFR + 1.56%), 08/15/2026	500,000	499,384
		6,145,473

Electric - 26.4%(b)
AES Corp., 1.38%, 01/15/2026	1,000,000	967,786
Avangrid, Inc.
3.20%, 04/15/2025	625,000	623,216
3.80%, 06/01/2029	500,000	475,418
Electricite de France SA, 3.63%, 10/13/2025 (a)	468,000	464,139
NextEra Energy Capital Holdings, Inc., 5.20% (SOFR + 0.80%), 02/04/2028	500,000	501,057
Public Service Co. of Oklahoma, 2.20%, 08/15/2031	750,000	626,211
Southern Power Co., 0.90%, 01/15/2026	500,000	482,541
		4,140,368

Electronics - 3.1%
Jabil, Inc., 4.25%, 05/15/2027	500,000	493,761

Energy-Alternate Sources - 2.5%
Hanwha Energy USA Holdings Corp., 4.13%, 07/05/2025 (a)	400,000	398,426

Environmental Control - 3.2%
Ambipar Lux Sarl, 9.88%, 02/06/2031 (a)	500,000	502,829

Mining - 3.2%
Southern Copper Corp., 3.88%, 04/23/2025	500,000	498,927

Packaging & Containers - 3.2%
Sonoco Products Co., 1.80%, 02/01/2025	500,000	500,000

Private Equity - 3.1%
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	500,000	484,985

REITS - 2.9%
Equinix, Inc., 1.55%, 03/15/2028	500,000	453,150
TOTAL CORPORATE BONDS (Cost $14,973,680)		15,011,833

The accompanying notes are an integral part of these financial statements.	5

Schedule of Investments	Carbon Collective Short Duration Green Bond ETF

January 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 6.7%	Shares
Money Market Funds - 6.7%
First American Government Obligations Fund - Class X, 4.32% (c)	1,045,412	$1,045,412
TOTAL SHORT-TERM INVESTMENTS (Cost $1,045,412)		1,045,412

TOTAL INVESTMENTS - 102.3% (Cost $16,019,092)		16,057,245
Liabilities in Excess of Other Assets - (2.3)%		(356,538)
TOTAL NET ASSETS - 100.0%		$15,700,707

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury

SOFR - Secured Overnight Financing Rate

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $4,209,489 or 26.8% of the Fund’s net assets.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

The accompanying notes are an integral part of these financial statements.	6

Statements of Assets and Liabilities	Carbon Collective ETFs

January 31, 2025 (Unaudited)

	Carbon Collective Climate Solutions U.S. Equity ETF	Carbon Collective Short Duration Green Bond ETF
ASSETS:
Investments, at value (Note 2)	$31,096,856	$16,057,245
Dividends receivable	9,664	—
Dividend tax reclaims receivable	479	—
Interest receivable	123	149,836
Receivable for investments sold	—	1,500,270
Total assets	31,107,122	17,707,351

LIABILITIES:
Payable to adviser (Note 4)	9,276	6,659
Payable for investments purchased	—	1,999,985
Total liabilities	9,276	2,006,644
NET ASSETS	$31,097,846	$15,700,707

NET ASSETS CONSISTS OF:
Paid-in capital	$28,953,617	$15,616,197
Total distributable earnings	2,144,229	84,510
Total net assets	$31,097,846	$15,700,707

Net assets	$31,097,846	$15,700,707
Shares issued and outstanding(a)	1,500,000	775,000
Net asset value per share	$20.73	$20.26

COST:
Investments, at cost	$27,199,871	$16,019,092

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	7

Statements of Operations	Carbon Collective ETFs

For the Six-Months Ended January 31, 2025 (Unaudited)

	Carbon Collective Climate Solutions U.S. Equity ETF	Carbon Collective Short Duration Green Bond ETF
INVESTMENT INCOME:
Dividend income	$119,282	$8
Less: Dividend withholding taxes	(3,128)	—
Less: Issuance fees	(1,409)	—
Interest income	1,585	347,291
Total investment income	116,330	347,299

EXPENSES:
Investment advisory fee (Note 4)	55,038	35,082
Total expenses	55,038	35,082
NET INVESTMENT INCOME	61,292	312,217

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(850,291)	49,081
Net realized gain (loss)	(850,291)	49,081
Net change in unrealized appreciation
(depreciation) on:
Investments	2,786,933	(49,319)
Net change in unrealized appreciation
(depreciation)	2,786,933	(49,319)
Net realized and unrealized gain (loss)	1,936,642	(238)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$1,997,934	$311,979

The accompanying notes are an integral part of these financial statements.	8

Statements of Changes in Net Assets	Carbon Collective ETFs

	Carbon Collective Climate Solutions U.S. Equity ETF		Carbon Collective Short Duration Green Bond ETF
	Six-Months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024	Six-Months ended January 31, 2025 (Unaudited)	Period ended July 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$61,292	$122,647	$312,217	$138,477
Net realized gain (loss)	(850,291)	(290,440)	49,081	9,044
Net change in unrealized appreciation (depreciation)	2,786,933	(1,043,931)	(49,319)	87,472
Net increase (decrease) in net assets from operations	1,997,934	(1,211,724)	311,979	234,993

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(160,597)	(184,511)	(356,489)	(105,973)
Total distributions to shareholders	(160,597)	(184,511)	(356,489)	(105,973)

CAPITAL TRANSACTIONS:
Subscriptions	1,917,235	9,384,945	4,075,705	11,525,890
Redemptions	(1,617,560)	(1,403,588)	—	—
ETF transaction fees (Note 8)	—	—	4,076	10,526
Net increase in net assets from capital transactions	299,675	7,981,357	4,079,781	11,536,416

NET INCREASE IN NET ASSETS	2,137,012	6,585,122	4,035,271	11,665,436

NET ASSETS:
Beginning of the period	28,960,834	22,375,712	11,665,436	—
End of the period	$31,097,846	$28,960,834	$15,700,707	$11,665,436

SHARES TRANSACTIONS
Subscriptions	100,000	500,000	200,000	575,000
Redemptions	(75,000)	(75,000)	—	—
Total increase in shares outstanding	25,000	425,000	200,000	575,000

(a)	Inception date of the Fund was April 11, 2024.

The accompanying notes are an integral part of these financial statements.	9

Financial Highlights	Carbon Collective Climate
Solutions U.S. Equity ETF

For a share outstanding throughout the periods presented

	Six-Months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024	Period ended July 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.63	$21.31	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.04	0.10	0.13
Net realized and unrealized gain (loss) on investments(c)	1.17	(1.62)	1.22
Total from investment operations	1.21	(1.52)	1.35

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.16)	(0.04)
Total distributions	(0.11)	(0.16)	(0.04)
Net asset value, end of period	$20.73	$19.63	$21.31

TOTAL RETURN(d)	6.13%	-7.13%	6.81%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$31,098	$28,961	$22,376
Ratio of expenses to average net assets(e)	0.35%	0.35%	0.35%
Ratio of tax expense to average net assets(e)	—%	—%	0.00%(g)
Ratio of operational expenses to average net assets excluding tax expense(e)	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(e)	0.39%	0.53%	0.83%
Portfolio turnover rate(d)(f)	22%	18%	37%

(a)	Inception date of the Fund was September 19, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than 0.005%.

The accompanying notes are an integral part of these financial statements.	10

Financial Highlights	Carbon Collective Short
Duration Green Bond ETF

For a share outstanding throughout the periods presented

	Six-Months ended January 31, 2025 (Unaudited)	Period ended July 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.29	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.46	0.27
Net realized and unrealized gain on investments(c)	—	0.18
Total from investment operations	0.46	0.45

LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)	(0.18)
Total distributions	(0.50)	(0.18)

ETF transaction fees per share	0.01	0.02
Net asset value, end of period	$20.26	$20.29

TOTAL RETURN(d)	2.36%	2.37%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$15,701	$11,665
Ratio of expenses to average net assets(e)	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(e)	4.45%	4.56%
Portfolio turnover rate(d)(f)	67%	83%

(a)	Inception date of the Fund was April 11, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	11

Notes to the Financial Statements	Carbon Collective ETFs

January 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

The Carbon Collective Climate Solutions U.S. Equity ETF and Carbon Collective Short Duration Green Bond ETF (each, a “Fund,” and collectively, the “Funds”) are diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Carbon Collective Investing, LLC (“Carbon Collective” or a “Sub- Adviser”), serves as investment sub-adviser to each Fund and Artesian Capital Management LP (“Artesian Capital” or a “Sub-Adviser”) (collectively the “Sub-Advisers”), serves as a sub -adviser for the Carbon Collective Short Duration Green Bond ETF. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Carbon Collective Climate Solutions U.S. Equity ETF commenced operations on September 19, 2022. The Carbon Collective Short Duration Green Bond ETF commenced operations on April 11, 2024.

The investment objective of the Carbon Collective Climate Solutions U.S. Equity ETF is to seek to achieve long -term capital appreciation. The investment objective of the Carbon Collective Short Duration Green Bond ETF is to seek maximum total return, consistent with preservation of capital and prudent investment management.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to the Financial Statements	Carbon Collective ETFs

January 31, 2025 (Unaudited)

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2025:

Carbon Collective Climate Solutions U.S. Equity ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$30,950,313	$—	$—	$30,950,313
Real Estate Investment Trusts	107,558	—	—	107,558
Money Market Funds	38,985	—	—	38,985
Total Investments	$31,096,856	$—	$—	$31,096,856

Carbon Collective Short Duration Green Bond ETF

Investments	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$15,011,833	$—	$15,011,833
Money Market Funds	1,045,412	—	—	1,045,412
Total Investments	$1,045,412	$15,011,833	$—	$16,057,245

Refer to the Schedule of Investments for further disaggregation of investment categories.

B.	Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of January 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Notes to the Financial Statements	Carbon Collective ETFs

January 31, 2025 (Unaudited)

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Carbon Collective Climate Solutions U.S. Equity ETF are declared and paid at least annually. Distributions to shareholders from net investment income, if any, for the Carbon Collective Short Duration Green Bond ETF are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. Fund shares will not be priced on the days on which the NASDAQ is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Climate Change Consideration Risk (Carbon Collective Climate Solutions U.S. Equity ETF Only). Applying climate change and other filters to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use these criteria. As a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. Additionally, the Fund will be more susceptible to events or factors affecting market segments that are focused on climate change solutions.

Equity Market Risk (Carbon Collective Climate Solutions U.S. Equity ETF Only). The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

General Market Risk (Carbon Collective Climate Solutions U.S. Equity ETF Only). Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Notes to the Financial Statements	Carbon Collective ETFs

January 31, 2025 (Unaudited)

Fixed Income Risk (Carbon Collective Short Duration Green Bond ETF Only). The value of the Fund’s investments in fixed-income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed-income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed-income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

High Yield Securities (Junk Bonds) Risk (Carbon Collective Short Duration Green Bond ETF Only) . Securities rated below-investment-grade are often referred to as high-yield securities or “junk bonds.” Investments in lower-rated corporate debt securities typically entail greater price volatility and principal and income risk. High-yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high-yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

Interest Rate Risk (Carbon Collective Short Duration Green Bond ETF Only). Generally, the value of fixed-income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed-income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed-income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. In addition, the interest rates payable on floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating-rate security is a variable rate which is tied to another interest rate. Floating-rate securities are subject to interest rate risk and credit risk.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. Each Fund is subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Funds, see the section in the Funds’ Prospectus titled “Additional Information About the Funds — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Advisers and review of the Sub-Advisers’ performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Investment Advisory
Fund	Fee
Carbon Collective Climate Solutions U.S. Equity ETF	0.35%
Carbon Collective Short Duration Green Bond ETF	0.50%

Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Advisers to pay, all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b- 1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the six-months ended January 31, 2025 are disclosed in the Statements of Operations.

Notes to the Financial Statements	Carbon Collective ETFs

January 31, 2025 (Unaudited)

The Sub-Advisers serve as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and each Sub -Adviser with respect to the Funds (the “Sub-Advisory Agreements”). Pursuant to the Sub-Advisory Agreements, the Sub-Advisers are responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Advisers are paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of each Fund’s average daily net assets (the “Sub-Advisory Fee”). Carbon Collective has agreed to assume all of the Adviser’s obligation to pay all expenses incurred by the Carbon Collective Climate Solutions U.S. Equity ETF. Artesian Capital has agreed to assume all expenses, until at such time that the Carbon Collective Short Duration Green Bond ETF generates a profit. Following this agreement, Artesian Capital and Carbon Collective, have agreed to split all expenses incurred. For assuming the payment obligation, the Adviser has agreed to pay the Sub-Advisers the profits, if any, generated by each Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Advisers include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b -1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, fund operating expenses, and transaction costs, are considered general fund-level expenses and are not allocated to specific segments or business lines.

Notes to the Financial Statements	Carbon Collective ETFs

January 31, 2025 (Unaudited)

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six-months ended January 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Carbon Collective Climate Solutions U.S. Equity ETF	$6,897,637	$6,870,760
Carbon Collective Short Duration Green Bond ETF	11,537,291	7,195,215

For the six-months ended January 31, 2025, there were no purchases or sales of long-term U.S. government securities.

For the six-months ended January 31, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Carbon Collective Climate Solutions U.S. Equity ETF	$1,895,281	$1,606,908
Carbon Collective Short Duration Green Bond ETF	—	—

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended January 31, 2025 (estimated), were as follows:

Distributions paid from:	Carbon Collective Climate Solutions U.S. Equity ETF	Carbon Collective Short Duration Green Bond ETF
Ordinary Income	$160,597	$356,489

The tax character of distributions paid during the periods ended July 31, 2024, were as follows:

Distributions paid from:	Carbon Collective Climate Solutions U.S. Equity ETF	Carbon Collective Short Duration Green Bond ETF
Ordinary Income	$184,511	$105,973

As of July 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Carbon Collective Climate Solutions U.S. Equity ETF	Carbon Collective Short Duration Green Bond ETF
Investments, at cost(a)	$28,517,467	$11,495,881
Gross tax unrealized appreciation	5,734,041	87,559
Gross tax unrealized depreciation	(5,294,640)	(87)
Net tax unrealized appreciation (depreciation)	439,401	87,472
Undistributed ordinary income (loss)	66,245	41,548
Undistributed long-term capital gain (loss)	—	—
Total distributable earnings	66,245	41,548
Other accumulated gain (loss)	(198,754)	—
Total distributable earnings	$306,892	$129,020

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales and mark-to-market adjustments for passive foreign investment companies.

Notes to the Financial Statements	Carbon Collective ETFs

January 31, 2025 (Unaudited)

Net capital losses incurred after October 31 (post- October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Funds’ next taxable year. As of the prior fiscal period ended July 31, 2024, the Funds had not elected to defer any late-year or post-October losses.

As of the prior fiscal period ended July 31, 2024, the Carbon Collective Climate Solutions U.S. Equity ETF had short-term capital loss carryovers of $108,103, and long-term capital loss carryovers of $90,651, which do not expire. As of the prior fiscal period ended July 31, 2024, the Carbon Collective Short Duration Green Bond ETF had no short-term capital loss carryovers and no long-term capital loss carryovers.

NOTE 8 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NASDAQ. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Carbon Collective Climate Solutions U.S. Equity ETF is $500 and the Carbon Collective Short Duration Green Bond ETF is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Advisers will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not appllicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 7, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	April 7, 2025

* Print the name and title of each signing officer under his or her signature.